other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
other long-term assets
Balance, beginning of period	$ 698	$ 667
Additions	127	257
Amortization	(109)	(208)
Balance, end of period	716	716
Current	387	387	$ 366
Non-current	329	329	301
Total	716	716	667
Costs incurred to obtain contracts with customers
other long-term assets
Balance, beginning of period	629	603
Additions	121	244
Amortization	(106)	(203)
Balance, end of period	644	644
Current	369	369
Non-current	275	275
Total	644	644	603
Costs incurred to fulfill contracts with customers
other long-term assets
Balance, beginning of period	69	64
Additions	6	13
Amortization	(3)	(5)
Balance, end of period	72	72
Current	18	18
Non-current	54	54
Total	$ 72	$ 72	$ 64